S000028810 [Member] Investment Objectives and Goals - Nuveen High Yield Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen High Yield Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek current income and capital appreciation.